Offerings - Offering: 1	Aug. 13, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 400,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,240.00
Offering Note	Note 1.a: Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. The fee payable at the time of filing of the registrant’s Registration Statement on Form S-3ASR (Registration No. 333-278195) was initially deferred in accordance with Rules 456(b) and 457(r) under the Securities Act, and is paid herewith. This “Calculation of Filing Fees” table shall be deemed to update the table in Item 14 of the Registration Statement.

Note 1.b: The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related “at-the-market” offering of the Company’s common stock, $0.001 par value per share. The maximum aggregate offering price of such offering is $400,000,000.